                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                      OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-05547

                       The Laudus Variable Insurance Trust
               -----------------------------------------------
              (Exact name of registrant as specified in charter)

            101 Montgomery Street, San Francisco, California 94104
     -------------------------------------------------------------------
     (Address of principal executive offices)                 (Zip code)

                                 Evelyn Dilsaver
                     The Laudus Variable Insurance Trust
            101 Montgomery Street, San Francisco, California 94104
         -----------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND(a)

PORTFOLIO HOLDINGS As of March 31, 2006, (Unaudited)

                                                        COST           VALUE
HOLDINGS BY CATEGORY                                    ($)             ($)
--------------------------------------------------------------------------------
  94.3%  COMMON STOCK                                117,535,010    146,658,519

    --%  RIGHTS                                               --             --

   5.9%  SHORT-TERM                                    9,215,602      9,215,602
         INVESTMENT
--------------------------------------------------------------------------------
 100.2%  TOTAL INVESTMENTS                           126,750,612    155,874,121

(93.2)%  SHORT SALES                                (135,754,995)  (144,927,155)

  93.5%  DEPOSITS WITH
         BROKER AND
         CUSTODIAN BANK                              145,464,719    145,464,719
         FOR SECURITIES SOLD
         SHORT

 (0.5)%  OTHER ASSETS AND                                              (827,972)
         LIABILITIES
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                 155,583,713

                                                        NUMBER OF        VALUE
SECURITY                                                 SHARES           ($)
COMMON STOCK 94.3% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 1.5%
--------------------------------------------------------------------------------
American Italian Pasta Co., Class A                         9,900         61,974
Cagle's, Inc., Class A *                                      840          5,863
Diedrich  Coffee, Inc. *                                       60            279
Flowers Foods, Inc.                                         2,110         62,667
Hansen Natural Corp. *                                        762         96,050
J & J Snack Foods Corp.                                     1,800         60,462
Kraft Foods, Inc., Class A                                  9,180        278,246
Lance, Inc.                                                 9,630        216,675
National Beverage Corp. *                                   3,700         42,809
Penford Corp.                                                 308          4,953
PepsiAmericas, Inc.                                        10,880        266,016
Seaboard Corp.                                                300        478,200
Seneca Foods Corp., Class B *                                 300          5,977
Tasty Baking Co.                                            4,410         35,280
The Andersons, Inc.                                         3,152        246,581
The Hain Celestial Group, Inc. *                            5,125        134,224
The Pepsi Bottling Group, Inc.                             13,640        414,519
                                                                       ---------
                                                                       2,410,775
AIRLINES 1.0%
--------------------------------------------------------------------------------
Air Methods Corp. *                                         1,550         45,787
AirNet Systems, Inc. *                                      5,500         19,195
Alaska Air Group, Inc. *                                   12,040        426,818
AMR Corp. *                                                 6,755        182,723
Macquaire Infrastructure Co. Trust                          6,100        198,250
Mesa Air Group, Inc. *                                          9            103
Republic Airways Holdings, Inc. *                           7,289        107,950
SkyWest, Inc.                                              17,655        516,762
                                                                       ---------
                                                                       1,497,588
AUTOS 2.0%
--------------------------------------------------------------------------------
Aftermarket Technology Corp. *                              3,570         80,718
Autoliv, Inc.                                              16,230        918,293
Oshkosh Truck Corp.                                        23,210      1,444,590
R&B, Inc. *                                                   580          5,945
Sequa Corp., Class A *                                      1,230        120,294
Spartan Motors, Inc.                                        5,791         66,597
Strattec Security Corp. *                                     445         16,594
Supreme Industries, Inc., Class A                           1,600         11,888
Sypris Solutions, Inc.                                      4,800         45,264
TRW Automotive Holdings Corp. *                            20,100        468,330
                                                                       ---------
                                                                       3,178,513
BANKS & CREDIT INSTITUTIONS 3.4%
--------------------------------------------------------------------------------
1st Independence Financial Group, Inc.                         40            722
Accredited Home Lenders Holding Co. *                       7,525        385,129
Advanta Corp., Class A                                        440         15,000
Ameriana Bancorp                                               80          1,040
Ameris Bancorp                                              1,100         25,586
Bar Harbor Bankshares                                           5            158
Berkshire Hills Bancorp, Inc.                                 900         31,446
Beverly Hills Bancorp, Inc.                                 3,980         42,188
BNCCORP, Inc. *                                               200          2,670
BOE Financial Services of Virginia, Inc.                      300         10,359
Britton & Koontz Capital Corp.                                700         16,191
Brunswick Bancorp *                                           170          2,193
Camco Financial Corp.                                         165          2,371
Capital Crossing Bank *                                       100          3,186
Capitol Bancorp Ltd.                                        2,600        121,550
Cardinal Financial Corp.                                    1,992         26,952
Carver Bancorp, Inc.                                          500          8,502
Cascade Financial Corp.                                       400          7,600
Central Bancorp, Inc.                                         100          2,880
Central Pacific Financial Corp.                               100          3,672
Centrue Financial Corp. *                                     200          5,152

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF            VALUE
SECURITY                                               SHARES              ($)
CFS Bancorp, Inc.                                          770            11,535
Citizens First Bancorp, Inc.                             1,100            31,086
Citizens South Banking Corp.                                94             1,192
Codorus Valley Bancorp, Inc.                                10               205
Columbia Bancorp                                           440             9,658
Community Bankshares, Inc.                                 200             3,200
Community Capital Corp.                                  1,836            44,046
Community Central Bank Corp.                               210             2,522
Community Financial Corp.                                  600            13,320
Community Shores Bank Corp. *                               10               119
Community Trust Bancorp, Inc.                              200             6,780
Community West Bancshares                                  836            11,813
CompuCredit Corp. *                                      6,792           250,014
Consumer Portfolio Services, Inc. *                      8,200            67,076
Corus Bankshares, Inc.                                   8,329           495,076
Cowlitz Bancorp *                                          500             6,860
Delta Financial Corp.                                    4,900            46,795
Dollar Financial Corp. *                                 8,530           151,663
Electronic Clearing House, Inc. *                        3,600            45,900
Farmers Capital Bank Corp.                                  17               538
Federal Agricultural Mortgage Corp., Class C             4,750           139,745
Fidelity Southern Corp.                                  2,200            39,160
Financial Institutions, Inc.                             2,134            40,311
First Bancorp of Indiana, Inc.                             200             4,164
First BancTrust Corp.                                       20               239
First Citizens BancShares, Inc., Class A                   100            19,300
First Defiance Financial Corp.                           1,476            38,878
First Federal Bancshares of Arkansas, Inc.                 320             8,237
First Federal Bancshares, Inc.                             330             6,026
First Federal Bankshares, Inc.                             700            15,820
First Financial Holdings, Inc.                             100             3,170
First Franklin Corp.                                       400             6,692
First M&F Corp.                                            300            10,440
First Mariner Bancorp, Inc. *                              300             5,754
First Merchants Corp.                                      420            11,138
First Place Financial Corp.                              3,700            91,760
First South Bancorp, Inc.                                  300            11,361
First United Corp.                                       3,300            75,339
First West Virginia Bancorp, Inc.                          100             1,910
FirstFed Financial Corp. *                               6,620           395,942
Flag Financial Corp.                                        90             1,597
FMS Financial Corp.                                        110             2,065
FNB Corp. of North Carolina                              1,400            28,588
Franklin Bank Corp. *                                    1,580            30,383
Gateway Financial Holdings, Inc.                           229             3,891
GS Financial Corp.                                         200             3,355
Guaranty Federal Bancshares, Inc.                           10               303
Heartland Financial USA, Inc.                              252             5,947
HF Financial Corp.                                         800            15,056
HMN Financial, Inc.                                        100             3,479
Home Federal Bancorp                                       220             5,936
Hopfed Bancorp, Inc.                                        40               639
Horizon Bancorp                                            100             3,025
Integra Bank Corp.                                         400             9,144
Intervest Bancshares Corp. *                             4,100           148,174
ITLA Capital Corp.                                       3,000           144,660
Lakeland Financial Corp.                                   400            18,700
Leesport Financial Corp.                                   500            12,990
LSB Bancshares, Inc.                                       710            12,780
MASSBANK Corp.                                             200             6,578
Matrix Bancorp, Inc. *                                     500            11,000
Mayflower Co-operative Bank                              1,200            15,900
Meta Financial Group, Inc.                                 800            18,264
MetroCorp Bancshares, Inc.                                 494            13,338
MidWestOne Financial Group, Inc.                         2,000            39,600
MutualFirst Financial, Inc.                                200             4,148
National Mercantile Bancorp *                              600            11,250
NBC Capital Corp.                                        3,260            74,752
New Hampshire Thrift Bancshares, Inc.                      300             4,761
NewMil Bancorp, Inc.                                     1,299            38,515
North Central Bancshares, Inc.                             100             3,952
North Valley Bancorp                                     1,760            31,610
Northrim BanCorp, Inc.                                     100             2,400
OceanFirst Financial Corp.                               2,600            63,700
Pamrapo Bancorp, Inc.                                      100             2,080
Parkvale Financial Corp.                                   100             2,790
Peoples Bancorp of North Carolina                          630            17,010
Peoples Bancorp, Inc.                                      100             2,116
Peoples BancTrust Co., Inc.                                600            11,640
PFF Bancorp, Inc.                                           10               337
Pocahontas Bancorp, Inc.                                   300             3,825
Premier Community Bankshares, Inc.                       1,092            23,958
Provident Financial Holdings, Inc.                       2,021            65,885
PSB Bancorp, Inc. *                                      2,800            34,916
Renasant Corp.                                           5,200           192,088
Republic Bancorp, Inc., Class A                            553            11,239
Republic First Bancorp, Inc. *                           2,228            32,707
River Valley Bancorp                                         7               131
Riverview Bancorp, Inc.                                    300             8,028
Simmons First National Corp., Class A                    3,100            92,256
TD Banknorth, Inc.                                      29,330           860,835
Team Financial, Inc.                                       200             2,878

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF            VALUE
SECURITY                                               SHARES              ($)
Timberland Bancorp, Inc.                                   400            11,280
Tower Financial Corp.                                      463             7,883
United Bancorp, Inc., Ohio                                 451             4,961
United Bancshares, Inc.                                     10               164
United Community Financial Corp.                         3,150            38,178
United Financial Corp.                                     375             8,437
United Security Bancshares, Inc.                           706            18,914
Unity Bancorp, Inc.                                      1,680            26,964
Wainwright Bank & Trust Co.                                105             1,092
Washington Savings Bank, F.S.B. *                          630             5,260
Whitney Holding Corp.                                      530            18,794
WSFS Financial Corp.                                     1,300            81,679
                                                                       ---------
                                                                       5,218,136
BASIC MINERALS & METALS 5.3%
--------------------------------------------------------------------------------
A.M. Castle & Co.                                        4,620           136,290
Aleris International, Inc. *                             5,240           251,887
Allegheny Technologies, Inc.                            35,230         2,155,371
Commercial Metals Co.                                   27,200         1,454,928
CommScope, Inc. *                                       19,090           545,020
Freeport-McMoran Copper & Gold, Inc., Class B            7,900           472,183
Harsco Corp.                                             1,100            90,882
Insteel Industries, Inc.                                   200            11,356
L.B. Foster Co., Class A *                                 400             7,772
Maverick Tube Corp. *                                    1,130            59,879
Northwest Pipe Co. *                                       700            21,245
NS Group, Inc. *                                         8,880           408,746
Olympic Steel, Inc.                                      2,812            84,866
Precision Castparts Corp.                                2,490           147,906
Ryerson Tull, Inc.                                       5,890           157,616
Southern Copper Corp.                                   15,000         1,267,200
Superior Essex, Inc. *                                   1,768            44,978
Titanium Metals Corp. *                                    600            29,130
Universal Stainless & Alloy Products, Inc. *             2,700            69,390
Walter Industries, Inc.                                 11,380           758,136
                                                                       ---------
                                                                       8,174,781
BEER, LIQUOR, & TOBACCO 0.1%
--------------------------------------------------------------------------------
MGP Ingredients, Inc.                                    8,400           136,080

BIOTECHNOLOGY 0.7%
--------------------------------------------------------------------------------
Digene Corp. *                                           5,448           213,017
Harvard Bioscience, Inc. *                               4,400            19,316
Invitrogen Corp. *                                         410            28,753
MedImmune, Inc. *                                       21,520           787,202
                                                                       ---------
                                                                       1,048,288
CELLULAR & WIRELESS 0.0%
--------------------------------------------------------------------------------
NII Holdings, Inc. *                                       120             7,076
Telephone & Data Systems, Inc.                           1,347            53,126
                                                                       ---------
                                                                          60,202
CHEMICALS & RUBBER 1.4%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                       10,347           256,088
American Pacific Corp. *                                   250             2,295
Arch Chemicals, Inc.                                     9,020           274,208
Bairnco Corp.                                              100             1,069
FMC Corp.                                                3,010           186,560
H.B. Fuller Co.                                          3,200           164,288
ICO, Inc. *                                              3,330            16,650
Innospec, Inc.                                           5,710           146,347
NewMarket Corp.                                          2,110           100,415
PolyOne Corp. *                                         38,870           362,269
Stepan Co.                                               1,500            44,325
The Scotts Miracle-Gro Co., Class A                      7,020           321,235
Westlake Chemical Corp.                                  6,500           224,575
                                                                       ---------
                                                                       2,100,324
COMMERCIAL AIRCRAFT & COMPONENTS 0.4%
--------------------------------------------------------------------------------
BE Aerospace, Inc. *                                    24,400           612,928
Ladish Co., Inc. *                                       2,000            57,940
                                                                       ---------
                                                                         670,868
COMMUNICATIONS UTILITIES 0.8%
--------------------------------------------------------------------------------
A.D.A.M., Inc. *                                         2,520            17,766
Atlantic Tele-Network, Inc.                                100             5,700
CT Communications, Inc.                                  7,184            97,631
D&E Communications, Inc.                                 2,500            28,100
Discovery Holding Co., Class A *                           521             7,815
Earthlink, Inc. *                                       26,801           255,949
General Communication, Inc., Class A *                  22,374           270,502
Gilat Satellite Networks Ltd. *                            300             1,776
Golden Telecom, Inc.                                     1,000            30,050
Hector Communications Corp.                                200             5,940
Playboy Enterprises, Inc., Class A *                    15,000           189,600
The Knot, Inc. *                                         5,702           103,206
Vignette Corp. *                                        13,060           192,635
                                                                       ---------
                                                                       1,206,670
CONSTRUCTION & HOMEBUILDING 2.3%
--------------------------------------------------------------------------------
Beazer Homes USA, Inc.                                  17,470         1,147,779
Brookfield Homes Corp.                                   1,581            81,991

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF            VALUE
SECURITY                                               SHARES              ($)
California Coastal Communities, Inc. *                     380            14,098
Comfort Systems USA, Inc.                                2,920            39,420
Comstock Homebuilding Cos., Inc., Class A *                300             3,303
Insituform Technologies, Inc., Class A *                 8,204           218,226
Lennar Corp., Class A                                   23,480         1,417,722
M.D.C. Holdings, Inc.                                    4,560           293,254
MasTec, Inc. *                                          15,100           213,967
Meadow Valley Corp. *                                    2,060            25,400
Meritage Corp. *                                            70             3,847
Palm Harbor Homes, Inc. *                                2,700            57,861
Perini Corp. *                                             710            21,563
Technical Olympic USA, Inc.                                210             4,273
The Ryland Group, Inc.                                     440            30,536
                                                                       ---------
                                                                       3,573,240
CONSTRUCTION MATERIALS 1.1%
--------------------------------------------------------------------------------
Ameron International Corp.                                 300            21,969
Apogee Enterprises, Inc.                                   570             9,622
Eagle Materials, Inc.                                   24,600         1,568,496
Eagle Materials, Inc., Class B                              42             2,679
MDU Resources Group, Inc.                                1,500            50,175
Oil-Dri Corp. of America                                 1,090            21,800
Patrick Industries, Inc. *                                  86             1,021
Rock of Ages Corp. *                                       900             4,482
U.S. Concrete, Inc. *                                    2,010            29,064
Vulcan Materials Co.                                       400            34,660
                                                                       ---------
                                                                       1,743,968
CONSUMER DURABLES 0.1%
--------------------------------------------------------------------------------
Thor Industries, Inc.                                    1,800            96,048
Universal Electronics, Inc. *                            3,153            55,808
                                                                       ---------
                                                                         151,856
DRUGS & PHARMACEUTICALS 2.9%
--------------------------------------------------------------------------------
Alpharma, Inc., Class A                                 18,300           490,806
Barr Pharmaceuticals, Inc. *                             1,400            88,172
Celgene Corp. *                                         52,152         2,306,161
Dade Behring Holdings, Inc.                              2,128            75,991
E-Z-EM, Inc. *                                           1,200            26,868
Endo Pharmaceutical Holdings, Inc. *                    23,484           770,510
First Horizon Pharmaceutical Corp. *                       390             9,832
Matrixx Initiatives, Inc. *                              3,890            90,637
Natural Alternative International, Inc. *                3,300            26,862
Nature's Sunshine Products, Inc.                         5,259            65,738
Schiff Nutrition International, Inc. *                   1,700            10,166
United Therapeutics Corp. *                              5,486           363,612
United-Guardian, Inc.                                      300             2,940
ViroPharma, Inc. *                                      17,215           218,630
                                                                       ---------
                                                                       4,546,925
ELECTRIC UTILITIES 1.8%
--------------------------------------------------------------------------------
Alliant Energy Corp.                                    39,401         1,239,949
Black Hills Corp.                                          490            16,660
CH Energy Group, Inc.                                    1,203            57,744
DTE Energy Co.                                          19,930           798,994
Duquesne Light Holdings, Inc.                            2,220            36,630
Florida Public Utilites Co.                              1,050            14,858
Green Mountain Power Corp.                               1,000            28,890
OGE Energy Corp.                                           460            13,340
UIL Holdings Corp.                                         300            15,705
Westar Energy, Inc.                                     15,990           332,752
Xcel Energy, Inc.                                       12,330           223,789
                                                                       ---------
                                                                       2,779,311
FINANCIAL INVESTMENTS 0.3%
--------------------------------------------------------------------------------
Electro Rent Corp. *                                     2,344            39,848
ePlus, Inc. *                                            2,380            33,867
InterDigital Communications Corp. *                      6,967           170,831
Jackson Hewitt Tax Service, Inc.                         2,080            65,686
MCG Capital Corp.                                       10,541           148,734
PICO Holdings, Inc. *                                      330            10,854
The Enstar Group, Inc. *                                   160            14,358
UTEK Corp. *                                               100             1,250
Willis Lease Finance Corp. *                             4,300            48,160
                                                                       ---------
                                                                         533,588
FOREST PRODUCTS & PAPER 0.6%
--------------------------------------------------------------------------------
Cenveo, Inc. *                                          16,880           279,871
DSG International Ltd. *                                   100               550
Glatfelter                                              16,700           306,111
Lydall, Inc. *                                           7,880            76,042
Mod-Pac Corp. *                                            160             1,856
Nashua Corp. *                                             800             6,800
Sonoco Products Co.                                      4,720           159,866
Universal Forest Products, Inc.                            800            50,792
                                                                       ---------
                                                                         881,888
FURNITURE & HOUSEHOLD ITEMS 2.8%
--------------------------------------------------------------------------------
A.T. Cross Co., Class A *                                  100               575
Aaron Rents, Inc., Class A                               3,210            78,645
Acuity Brands, Inc.                                      1,650            66,000
Aldila, Inc.                                             2,610            86,652
American Biltrite, Inc. *                                  120             1,378
American Locker Group, Inc. *                              300             1,455
Atlantis Plastics, Inc., Class A *                         400             3,772

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF            VALUE
SECURITY                                               SHARES              ($)
AZZ, Inc. *                                              2,460            60,516
Bassett Furniture Industries, Inc.                       2,853            56,917
Callaway Golf Co.                                       20,940           360,168
Central Garden & Pet Co. *                               6,772           359,864
Channell Commercial Corp. *                                400             2,000
Chase Corp.                                                700            10,500
Chromcraft Revington, Inc. *                             1,100            14,806
Communications Systems, Inc.                             2,110            22,260
Craftmade International, Inc.                               83             1,535
Cybex International, Inc. *                                800             5,336
Ethan Allen Interiors, Inc.                             14,979           629,417
Genlyte Group, Inc. *                                      544            37,068
Hooker Furniture Corp.                                     700            13,230
JAKKS Pacific, Inc. *                                    1,509            40,351
La-Z-Boy, Inc.                                          12,560           213,520
Mity Enterprises, Inc. *                                   410             7,991
Movado Group, Inc.                                       8,460           195,257
Myers Industries, Inc.                                     830            13,272
National Presto Industries, Inc.                           630            30,977
Preformed Line Products Co.                                275             9,328
Raven Industries, Inc.                                     152             5,945
Stanley Furniture Co., Inc.                              6,500           190,125
Steelcase, Inc., Class A                                26,730           481,140
Summa Industries                                           700             7,140
The Lamson & Sessions Co. *                              2,900            80,707
Thomas & Betts Corp. *                                  24,470         1,257,268
Tredegar Corp.                                           3,625            57,674
                                                                       ---------
                                                                       4,402,789
GAS & OTHER PUBLIC UTILITIES 0.6%
--------------------------------------------------------------------------------
Artesian Resources Corp., Class A                          561            18,737
BIW Ltd.                                                   500             9,765
California Water Service Group                           2,380           107,219
Chesapeake Utilities Corp.                               1,100            34,364
Connecticut Water Service, Inc.                            129             3,382
Delta Natural Gas Co., Inc.                                100             2,659
Energy West, Inc.                                          100             1,081
Nicor, Inc.                                             15,280           604,477
NiSource, Inc.                                              50             1,011
RGC Resources, Inc.                                        200             5,110
SJW Corp.                                                3,400            91,290
Southwest Water Co.                                      3,965            63,202
The Laclede Group, Inc.                                    300            10,326
Waste Industries USA, Inc.                               1,971            42,712
                                                                       ---------
                                                                         995,335
GOVERNMENT AIRCRAFT & DEFENSE 0.2%
--------------------------------------------------------------------------------
Aerosonic Corp. *                                          790             6,754
Herley Industries, Inc. *                                6,220           129,873
Todd Shipyards Corp.                                       610            18,953
United Industrial Corp.                                  3,790           230,925
                                                                       ---------
                                                                         386,505
HEALTH CARE & HOSPITAL 1.7%
--------------------------------------------------------------------------------
Allied Healthcare International, Inc. *                 14,072            68,249
Almost Family, Inc. *                                      200             3,600
American Shared Hospital Services                        2,500            16,875
Gentiva Health Services, Inc. *                          1,521            27,697
Health Net, Inc. *                                      15,050           764,841
IntegraMed America, Inc. *                                 630             7,277
Manor Care, Inc.                                        14,600           647,510
MedCath Corp. *                                          2,460            47,035
MEDTOX Scientific, Inc. *                                4,400            40,744
National Healthcare Corp.                                  265            10,621
Pediatrix Medical Group, Inc. *                          9,640           989,450
Psychemedics Corp.                                       1,490            26,507
Res-Care, Inc. *                                         3,900            71,682
                                                                       ---------
                                                                       2,722,088
INFORMATION & SERVICES 4.3%
--------------------------------------------------------------------------------
Ablest, Inc. *                                             210             1,995
ABM Industries, Inc.                                     2,610            50,034
Ambassadors Groups, Inc.                                   800            20,320
American Retirement Corp. *                              2,240            57,389
Bioanalytical Systems, Inc. *                            1,000             6,300
Butler International, Inc. *                             2,700             8,370
Capital Title Group, Inc.                               11,700            90,207
Carriage Services, Inc. *                                7,740            37,152
Cass Information Systems, Inc.                             495            17,667
CBIZ, Inc. *                                             6,320            50,560
CDI Corp.                                                5,780           166,291
CheckFree Corp. *                                       22,408         1,131,604
Convergys Corp. *                                       37,050           674,680
Corrections Corp. of America *                           1,140            51,528
CPI Corp.                                                  200             4,080
Ecology & Environment, Inc.                                550             5,698
Expedia, Inc. *                                         47,177           956,278
Exponent, Inc. *                                         1,200            37,980
Forrester Research, Inc. *                                 412             9,196
Franklin Covey Co. *                                     5,880            46,099
Hallwood Group, Inc. *                                     300            43,425
Henry Bros. Electronics, Inc. *                            890             5,651
Horizon Health Corp. *                                      35               693
ICT Group, Inc. *                                        3,720           101,184
Kelly Services, Inc., Class A                            7,390           200,786
Kendle International, Inc. *                             1,600            54,080
Kforce, Inc. *                                          13,477           171,832

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF            VALUE
SECURITY                                              SHARES               ($)
Layne Christensen Co. *                                    320            10,726
Mac-Gray Corp. *                                         1,500            17,790
Manpower, Inc.                                           1,770           101,209
Michael Baker Corp. *                                    2,300            65,159
Monro Muffler Brake, Inc.                                4,720           175,301
MPS Group, Inc. *                                       34,460           527,238
National Technical Systems, Inc. *                       5,000            30,000
NCO Group, Inc. *                                        2,426            57,617
Nobel Learning Communities, Inc. *                         920             8,814
Opinion Research Corp. *                                   300             1,791
PAREXEL International Corp. *                           11,270           297,979
Pharmaceutical Product Development, Inc. (PPD)           7,000           242,270
RCM Technologies, Inc. *                                 2,798            18,075
RemedyTemp, Inc., Class A *                                100             1,225
Rotech Healthcare, Inc. *                               12,500           181,375
SOURCECORP, Inc. *                                       6,040           145,624
SRI/Surgical Express, Inc. *                               261             1,537
TeleTech Holdings, Inc. *                               16,855           187,259
The Dun & Bradstreet Corp. *                             3,510           269,147
URS Corp. *                                              5,490           220,972
Vertrue, Inc. *                                            824            34,443
Volt Information Sciences, Inc. *                        3,800           116,128
Westaff, Inc. *                                            310             1,200
                                                                       ---------
                                                                       6,713,958
INSTRUMENTS 5.0%
--------------------------------------------------------------------------------
Allied Healthcare Products, Inc. *                       2,138            12,871
American Science & Engineering, Inc. *                     470            43,898
Arthrocare Corp. *                                      10,490           501,632
Astro-Med, Inc.                                          2,900            31,610
Atrion Corp.                                               220            17,378
Badger Meter, Inc.                                         300            17,094
Bio-Rad Laboratories, Inc., Class A *                    5,100           317,985
Bruker BioSciences Corp. *                               6,988            37,735
Candela Corp. *                                         11,400           246,240
Checkpoint Systems, Inc. *                              15,640           420,403
Coherent, Inc. *                                        10,060           353,207
Datascope Corp.                                          2,400            94,944
DJ Orthopedics, Inc. *                                   8,300           330,008
Edwards Lifesciences Corp. *                            20,700           900,450
Encore Medical Corp. *                                  15,202            77,831
Escalon Medical Corp. *                                  1,000             4,660
Esterline Technologies Corp. *                           5,350           228,712
Illumina, Inc. *                                         5,832           138,510
Iridex Corp. *                                           4,100            50,184
K-Tron International, Inc. *                               300            14,604
Kewaunee Scientific Corp.                                  640             5,747
Langer, Inc. *                                              95               423
LeCroy Corp. *                                           6,590           103,133
Mesa Laboratories, Inc.                                    400             5,644
Mikron Infrared, Inc. *                                  1,340            10,050
Misonix, Inc. *                                            786             5,329
MOCON, Inc.                                                 10                90
Molecular Devices Corp. *                                2,900            96,164
New Brunswick Scientific Co., Inc. *                     1,500            12,810
O.I. Corp. *                                               500             7,095
Oakley, Inc.                                               200             3,404
Orthofix International NV *                                 10               398
OSI Systems, Inc. *                                      1,810            38,245
OYO Geospace Corp. *                                         1                59
Perceptron, Inc. *                                       4,400            37,444
PerkinElmer, Inc.                                       30,270           710,437
Schmitt Industries, Inc. *                                  10                67
SonoSite, Inc. *                                         6,620           269,037
Span-America Medical Systems, Inc.                       1,500            19,650
Steris Corp.                                            19,970           492,860
Teleflex, Inc.                                          14,700         1,052,961
Thoratec Corp. *                                        20,588           396,731
Tollgrade Communications, Inc. *                         1,500            22,320
Viasys Healthcare, Inc. *                               14,400           433,152
Vicon Industries, Inc. *                                   100               320
Zygo Corp. *                                             9,180           149,818
                                                                       ---------
                                                                       7,713,344
INSURANCE 5.0%
--------------------------------------------------------------------------------
American Financial Group, Inc.                           2,620           109,018
American National Insurance Co.                          2,244           251,508
American Physicians Capital, Inc. *                        890            42,720
American Safety Insurance Holdings Ltd. *                  700            11,697
AmerUs Group Co.                                         3,227           194,394
Arch Capital Group Ltd. *                               16,114           930,422
Ceres Group, Inc. *                                     17,020            93,950
CNA Financial Corp. *                                   22,161           705,606
Delphi Financial Group, Inc., Class A                    4,500           232,335
EMC Insurance Group, Inc.                                3,400            94,758
FBL Financial Group, Inc., Class A                       2,100            72,345
Great American Financial Resources, Inc.                   300             5,919
HCC Insurance Holdings, Inc.                             2,690            93,612
Independence Holding Co.                                   100             2,306
Kansas City Life Insurance Co.                              10               512
Max Re Capital Ltd.                                     27,198           647,312

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF           VALUE
SECURITY                                                SHARES             ($)
Meadowbrook Insurance Group, Inc. *                       4,550           31,850
Merchants Group, Inc.                                       100            3,015
National Financial Partners Corp.                         6,660          376,423
National Security Group, Inc.                               100            1,801
National Western Life Insurance Co., Class A *              699          162,371
NYMAGIC, Inc.                                               830           24,759
Ohio Casualty Corp.                                       5,200          164,840
Old Republic International Corp.                          3,452           75,323
Philadelphia Consolidated Holding Corp. *                10,977          374,755
Presidential Life Corp.                                     108            2,744
Protective Life Corp.                                     1,700           84,558
Radian Group, Inc.                                       12,378          745,775
Reinsurance Group of America, Inc.                       13,800          652,602
RTW, Inc. *                                                 600            6,342
Scottish Re Group Ltd.                                   20,500          508,605
Selective Insurance Group, Inc.                           2,200          116,600
StanCorp Financial Group, Inc.                            5,000          270,550
State Auto Financial Corp.                                1,538           51,846
Unico American Corp. *                                    2,260           21,696
United America Indemnity Ltd., Class A *                  3,550           81,295
UnumProvident Corp.                                       8,300          169,984
USI Holdings Corp. *                                     11,130          179,527
W. R. Berkley Corp.                                         750           43,545
Wesco Financial Corp.                                       200           79,800
Zenith National Insurance Corp.                             450           21,659
                                                                       ---------
                                                                       7,740,679
INTEGRATED OIL COMPANIES 0.0%
--------------------------------------------------------------------------------
Marathon Oil Corp.                                          205           15,615

IT HARDWARE 5.1%
--------------------------------------------------------------------------------
Advanced Energy Industries, Inc. *                        2,310           32,640
Advanced Power Technology, Inc. *                         1,070           15,697
American Technical Ceramics Corp. *                       3,780           54,810
Anaren, Inc. *                                            4,430           86,252
Applied Innovation, Inc. *                                7,400           31,746
Arris Group, Inc. *                                      43,074          592,698
BTU International, Inc. *                                   620           10,187
CalAmp Corp. *                                            1,090           12,797
Cobra Electronics Corp. *                                   800            8,472
CTS Corp.                                                15,870          212,341
Diodes, Inc. *                                              861           35,731
DSP Group, Inc. *                                         6,752          195,876
EMS Technologies, Inc. *                                  3,430           61,843
Emulex Corp. *                                               80            1,367
Espey Manufacturing & Electronics Corp.                     120            1,902
Exar Corp. *                                             14,711          210,073
Glenayre Technologies, Inc. *                             1,330            6,982
Globecomm Systems, Inc. *                                 3,900           28,860
Harris Corp.                                             19,383          916,622
Imation Corp.                                             5,980          256,602
Integrated Device Technology, Inc. *                      3,960           58,846
Intersil Corp., Class A                                   9,705          280,669
IXYS Corp. *                                             11,402          105,126
Kopin Corp. *                                                70              351
Kulicke & Soffa Industries, Inc. *                       23,615          225,287
LSI Logic Corp. *                                       119,735        1,384,137
Marvell Technology Group Ltd. *                          15,600          843,960
Merrimac Industries, Inc. *                                 200            1,920
Micrel, Inc. *                                              300            4,446
Micron Technology, Inc. *                                15,951          234,799
Microsemi Corp. *                                        12,321          358,664
ON Semiconductor Corp. *                                 19,798          143,733
Optical Cable Corp. *                                     2,900           15,048
Park Electrochemical Corp.                                4,784          141,128
Powerwave Technologies, Inc. *                            1,887           25,456
RF Monolithics, Inc. *                                      400            2,456
Semitool, Inc. *                                          8,800          100,056
Sigmatron International, Inc. *                           1,210           11,011
SonicWALL, Inc. *                                        26,400          187,176
Sparton Corp.                                               294            2,584
Spectrum Control, Inc. *                                  5,990           48,998
Standard Microsystems Corp. *                             8,419          218,726
Stratos International, Inc. *                             7,282           58,911
Teradyne, Inc. *                                            320            4,963
Trident Microsystems, Inc. *                             15,901          462,083
Vishay Intertechnology, Inc. *                           20,610          293,486
Vodavi Technology, Inc. *                                   500            3,500
White Electronic Designs Corp. *                          1,000            5,860
                                                                       ---------
                                                                       7,996,878
LAND & WATER TRANSPORTATION 1.5%
--------------------------------------------------------------------------------
Arkansas Best Corp.                                       4,142          162,035
B & H Ocean Carriers Ltd. *                               2,020           39,895
Celadon Group, Inc. *                                     7,144          156,382
Covenant Transport, Inc., Class A *                         540            7,884
Frozen Food Express Industries, Inc. *                    9,430           98,544

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF            VALUE
SECURITY                                              SHARES               ($)
GulfMark Offshore, Inc. *                                  561            15,596
Hub Group, Inc., Class A *                                 200             9,116
J.B. Hunt Transport Services, Inc.                       9,164           197,393
Kirby Corp. *                                            8,810           600,049
Old Dominion Freight Line *                                600            16,170
Seacor Holdings, Inc. *                                  1,870           148,104
Swift Transportation Co., Inc. *                        18,810           408,741
USA Truck, Inc. *                                        2,000            49,240
Werner Enterprises, Inc.                                23,652           434,487
                                                                       ---------
                                                                       2,343,636
MAINFRAME & MINICOMPUTERS 0.1%
--------------------------------------------------------------------------------
Neoware Systems, Inc. *                                  3,050            90,341

METAL PRODUCTS & MACHINERY 4.5%
--------------------------------------------------------------------------------
Allied Motion Technologies, Inc. *                       2,600             9,776
Ampco-Pittsburgh Corp.                                     230             4,600
Bonso Electronic International, Inc.                     2,337            12,129
Cascade Corp.                                            1,200            63,420
CIRCOR International, Inc.                               1,200            35,040
Crown Holdings, Inc. *                                  38,364           680,577
Cummins, Inc.                                           11,880         1,248,588
Eastern Co.                                                400             8,380
EnPro Industries, Inc. *                                 8,600           294,980
Evans & Sutherland Computer Corp. *                      2,211            14,195
Gehl Co. *                                               2,560            84,787
Gerber Scientific, Inc. *                               11,300           116,842
Hardinge, Inc.                                              10               161
International Aluminum Corp.                               700            28,763
Intevac, Inc. *                                         10,500           302,190
JLG Industries, Inc.                                    17,020           524,046
Joy Global, Inc.                                        27,811         1,662,264
Kadant, Inc. *                                           3,010            68,327
Kennametal, Inc.                                         2,030           124,114
Key Technology, Inc. *                                     300             3,657
L.S. Starrett Co., Class A                                 200             2,854
Lennox International, Inc.                              13,900           415,054
Material Sciences Corp. *                                4,990            60,279
Mestek, Inc. *                                             100             1,258
NCI Building Systems, Inc. *                             1,400            83,678
NN, Inc.                                                 5,655            73,006
Paragon Technologies, Inc. *                               300             3,000
Q.E.P. Co., Inc. *                                       1,900            21,774
Regal Beloit Corp.                                      10,780           455,671
Reinhold Industries, Inc., Class A                          81               823
Robbins & Myers, Inc.                                    3,390            73,224
SL Industries, Inc. *                                      400             6,600
Standex International Corp.                              6,100           193,126
Tennant Co.                                              2,200           115,104
The Timken Co.                                              20               645
Twin Disc, Inc.                                            610            33,269
Velcro Industries N.V.                                     570             8,408
Woodward Governor Co.                                    3,000            99,750
                                                                       ---------
                                                                       6,934,359
MISCELLANEOUS FINANCE 2.8%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                      27,500         1,371,150
Affiliated Managers Group, Inc. *                       11,900         1,268,659
GFI Group, Inc. *                                           95             4,932
Knight Capital Group, Inc., Class A *                   48,080           669,754
Piper Jaffray Cos. *                                       500            27,500
Raymond James Financial, Inc.                           28,200           833,592
Stifel Financial Corp. *                                 1,130            49,347
SWS Group, Inc.                                          7,200           188,280
Value Line, Inc.                                           100             3,700
                                                                       ---------
                                                                       4,416,914
OIL & COAL RESOURCES 1.1%
--------------------------------------------------------------------------------
Callon Petroleum Co. *                                   2,610            54,862
Cimarex Energy Co.                                      14,329           619,873
Denbury Resources, Inc. *                                6,130           194,137
Swift Energy Co. *                                       5,100           191,046
Ultra Petroleum Corp. *                                  9,008           561,288
Unit Corp. *                                             1,000            55,750
W&T Offshore, Inc.                                       1,950            78,605
                                                                       ---------
                                                                       1,755,561
OIL DISTRIBUTION 0.5%
--------------------------------------------------------------------------------
Adams Resources & Energy, Inc.                             710            20,022
Frontier Oil Corp.                                       8,100           480,735
Giant Industries, Inc. *                                 1,990           138,385
Questar Corp.                                            1,200            84,060
                                                                       ---------
                                                                         723,202
OIL DRILLING & SERVICES 4.2%
--------------------------------------------------------------------------------
Bolt Technology Corp. *                                    300             3,825
Dawson Geophysical Co. *                                   690            19,044
ENSCO International, Inc.                                9,560           491,862
Grant Prideco, Inc. *                                   11,220           480,665
Lufkin Industries, Inc.                                  1,400            77,616
NATCO Group, Inc., Class A *                             1,100            29,810
Oceaneering International, Inc. *                        4,300           246,390
Oil States International, Inc. *                         2,700            99,495
Patterson-UTI Energy, Inc.                              43,296         1,383,740
Pride International, Inc. *                              2,474            77,139
Rowan Cos., Inc. *                                      30,400         1,336,384
Superior Energy Services, Inc. *                           584            15,645
TETRA Technologies, Inc. *                              13,428           631,653
Tidewater, Inc.                                         21,880         1,208,433

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF            VALUE
SECURITY                                              SHARES               ($)
Todco, Class A *                                           490            19,311
Veritas DGC, Inc. *                                      4,400           199,716
W-H Energy Services, Inc. *                              6,230           277,173
                                                                       ---------
                                                                       6,597,901
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 1.1%
--------------------------------------------------------------------------------
Advanced Digital Information Corp. *                    18,005           158,084
Baldwin Technology Co., Inc., Class A *                  2,470            15,388
Ballantyne of Omaha, Inc. *                                740             3,300
Dataram Corp.                                               20               119
Electronics for Imaging, Inc. *                         22,993           643,114
Global Payment Technologies, Inc. *                        900             1,890
Hypercom Corp. *                                        23,500           218,550
Intermec, Inc. *                                           600            18,306
Key Tronic Corp. *                                       1,040             4,524
LaserCard Corp. *                                        2,761            62,122
M-Systems Flash Disk Pioneers Ltd. *                     9,980           258,083
Printronix, Inc.                                         1,900            29,355
Radisys Corp. *                                          1,670            33,150
SafeNet, Inc. *                                          5,000           132,400
Western Digital Corp. *                                  3,700            71,891
                                                                       ---------
                                                                       1,650,276
PUBLISHING, BROADCASTING & CINEMA 0.9%
--------------------------------------------------------------------------------
Banta Corp.                                              5,000           259,900
Champion Industries, Inc.                                1,280             7,987
Outlook Group Corp.                                      1,000            13,070
Regent Communications, Inc. *                            8,470            39,047
Tribune Co.                                             32,000           877,760
Tufco Technologies, Inc. *                                 100               699
World Wrestling Entertainment, Inc.                      8,100           136,890
                                                                       ---------
                                                                       1,335,353
REAL ESTATE DEVELOPMENT 0.3%
--------------------------------------------------------------------------------
Alderwoods Group, Inc. *                                18,100           323,990
AMREP Corp. *                                              400            15,800
Avatar Holdings, Inc. *                                  1,226            74,786
ILX Resorts, Inc.                                          880             8,932
J.W. Mays, Inc. *                                          200             3,645
Patriot Transportation Holding, Inc. *                     457            31,254
Stratus Properties, Inc. *                                 100             2,450
Tarragon Corp. *                                           800            15,920
United Capital Corp. *                                     490            12,191
Wellsford Real Properties, Inc. *                          100               791
                                                                       ---------
                                                                         489,759
REAL ESTATE INVESTMENT TRUSTS 6.4%
--------------------------------------------------------------------------------
Agree Realty Corp.                                       2,050            65,805
AMB Property Corp.                                      12,140           658,838
Ashford Hospitality Trust                               16,080           199,392
Boykin Lodging Co. *                                     6,188            69,862
CBL & Associates Properties, Inc.                        8,600           365,070
Cedar Shopping Centers, Inc.                               300             4,752
Colonial Properties Trust                                3,880           194,504
Commercial Net Lease Realty                             21,510           501,183
Correctional Properties Trust                            5,400           135,270
Crescent Real Estate Equity Co.                            769            16,203
Eagle Hospitality Properties Trust, Inc.                 7,790            78,523
Entertainment Properties Trust                             600            25,188
Equity Inns, Inc.                                        5,100            82,620
Gladstone Commercial Corp.                                 210             4,252
Highland Hospitality Corp.                              21,700           275,807
Home Properties, Inc.                                    1,040            53,144
HRPT Properties Trust                                   86,719         1,018,081
Income Opportunity Realty Investors *                      610             4,392
Investors Real Estate Trust                              4,835            46,126
iStar Financial, Inc.                                   17,549           671,776
LTC Properties, Inc.                                     7,200           167,472
Mission West Properties, Inc.                            5,700            66,975
Monmouth Capital Corp.                                   2,269            13,115
Monmouth Real Estate Investment Corp., Class A           5,158            43,430
National Health Investors, Inc.                          8,070           204,978
National Health Realty, Inc.                             2,300            45,816
New Plan Excel Realty Trust                             36,570           948,626
Omega Healthcare Investors, Inc.                        26,800           375,736
One Liberty Properties, Inc.                             2,720            53,938
Presidential Realty Corp., Class B                         600             4,059
PS Business Parks, Inc.                                  2,750           153,780
Reckson Associates Realty Corp.                         27,970         1,281,585
Strategic Hotel Capital, Inc.                           18,870           439,294
Sunstone Hotel Investors, Inc.                          14,100           408,477
Supertel Hospitality, Inc.                               3,500            19,425
Trizec Properties, Inc.                                 38,930         1,001,669
Urstadt Biddle Properties, Inc.                            400             6,960
Urstadt Biddle Properties, Inc., Class A                   400             7,200
Windrose Medical Properties Trust                        6,150            92,742

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF            VALUE
SECURITY                                               SHARES              ($)
Winthrop Realty Trust *                                 15,340            81,149
                                                                       ---------
                                                                       9,887,214
RESTAURANTS, HOTELS & THEATERS 2.6%
--------------------------------------------------------------------------------
Ark Restaurants Corp.                                      400            11,980
Benihana, Inc. *                                           650            19,942
Bob Evans Farms, Inc.                                    5,007           148,758
Bowl America, Inc.                                       2,800            40,880
Brinker International, Inc.                              4,100           173,225
California Pizza Kitchen, Inc. *                         4,828           156,669
CBRL Group, Inc.                                        10,383           455,917
Champps Entertainment, Inc. *                              450             3,712
Darden Restaurants, Inc.                                37,960         1,557,499
Dover Downs Gaming & Entertainment, Inc.                 5,200           113,204
Dover Motorsports, Inc.                                  2,900            15,921
Famous Dave's of America, Inc. *                           110             1,437
Frisch's Restaurants, Inc.                                 200             4,140
Interstate Hotels & Resorts, Inc. *                     16,500            88,275
Isle of Capri Casinos, Inc. *                            6,397           212,892
J. Alexander's Corp.                                       550             4,455
Jack in the Box, Inc. *                                    760            33,060
Lodgian, Inc. *                                         12,500           173,625
Luby's, Inc. *                                           8,910           111,286
Marcus Corp.                                             1,230            24,538
McCormick & Schmick's Seafood Restaurants, Inc. *          308             7,845
Nathan's Famous, Inc. *                                  1,120            13,762
Papa John's International, Inc. *                        1,000            32,810
Penn National Gaming, Inc. *                             1,000            42,180
RARE Hospitality International, Inc. *                   3,153           109,819
Sands Regent *                                           1,820            21,895
Star Buffet, Inc.                                        1,700            14,433
Vail Resorts, Inc. *                                     1,850            70,707
Wendy's International, Inc.                              6,030           374,222
                                                                       ---------
                                                                       4,039,088
RETAIL 5.9%
--------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A *                      12,488            88,665
AnnTaylor Stores Corp. *                                31,090         1,143,801
Arden Group, Inc.                                          583            54,178
Asbury Automotive Group, Inc. *                            560            11,043
AutoNation, Inc. *                                      25,690           553,619
Big Dog Holdings, Inc. *                                 2,732            31,882
Blair Corp.                                                483            20,001
Books-A-Million, Inc.                                    3,420            39,364
Borders Group, Inc.                                      1,900            47,956
Brown Shoe Co., Inc.                                     7,060           370,509
Building Material Holding Corp.                            600            21,384
Charming Shoppes, Inc. *                                17,200           255,764
Chico's FAS, Inc. *                                     26,300         1,068,832
Coldwater Creek, Inc. *                                 11,512           320,034
Conn's, Inc. *                                              52             1,776
Cost-U-Less, Inc. *                                      1,850            14,523
Deb Shops, Inc.                                          1,700            50,490
Dress Barn, Inc. *                                       6,300           302,085
EZCORP, Inc., Class A *                                  4,210           124,279
Finlay Enterprises, Inc. *                                 570             5,848
First Cash Financial Services, Inc. *                   11,800           235,882
Foodarama Supermarkets, Inc. *                             110             5,720
Gottschalks, Inc. *                                      4,198            38,454
Group 1 Automotive, Inc.                                 1,580            75,113
GSI Commerce, Inc. *                                    14,400           244,800
Hastings Entertainment, Inc. *                           2,290            13,855
Hibbett Sporting Goods, Inc. *                           1,350            44,537
Insight Enterprises, Inc. *                              3,470            76,375
Lithia Motors, Inc., Class A                             6,800           235,960
Matria Healthcare, Inc. *                                3,420           129,823
Nordstrom, Inc.                                         11,480           449,786
Nutri/System, Inc. *                                     2,270           107,870
O'Reilly Automotive, Inc. *                              8,832           322,898
PC Connection, Inc. *                                      200             1,152
Retail Ventures, Inc. *                                  2,970            43,540
REX Stores Corp. *                                         900            13,563
Rush Enterprises, Inc., Class B *                        6,616           110,289
Sabre Holdings Corp., Class A                           29,830           701,900
Shoe Carnival, Inc. *                                    4,000            99,920
Smart & Final, Inc. *                                    1,040            17,046
Sport Chalet, Inc., Class A *                            1,050             7,865
Sport Chalet, Inc., Class B *                              150             1,173
Stage Stores, Inc.                                       7,823           232,734
Stamps.com, Inc. *                                       7,270           256,340
Systemax, Inc. *                                         3,540            25,559
The Bon-Ton Stores, Inc.                                 3,190           103,197
The Cato Corp., Class A                                 13,200           314,952
The Children's Place Retail Stores, Inc. *               5,585           323,371
The Men's Wearhouse, Inc.                                2,500            89,850
The Sports Authority, Inc. *                               370            13,653
United Retail Group, Inc. *                                390             7,305
Weis Markets, Inc.                                       6,100           271,877
                                                                       ---------
                                                                       9,142,392
SOAPS & COSMETICS 0.1%
--------------------------------------------------------------------------------
CPAC, Inc.                                                 450             1,838
Elizabeth Arden, Inc. *                                    171             3,988
Parlux Fragrances, Inc. *                                3,300           106,425
                                                                       ---------
                                                                         112,251

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF        VALUE
SECURITY                                                 SHARES           ($)
SOFTWARE 7.1%
--------------------------------------------------------------------------------
American Software, Inc., Class A                            3,770         27,408
Ansoft Corp. *                                              1,900         79,211
Autodesk, Inc. *                                           16,142        621,790
Black Box Corp.                                             6,352        305,214
BMC Software, Inc. *                                       57,970      1,255,630
Cadence Design Systems, Inc. *                             67,448      1,247,114
Captaris, Inc. *                                            6,684         30,947
Cognizant Technology Solutions Corp., Class A *                17          1,011
Computer Task Group, Inc. *                                 1,733          7,365
Compuware Corp. *                                          70,033        548,358
CSP, Inc. *                                                 2,100         13,314
Eclipsys Corp. *                                           16,778        396,129
Edgewater Technology, Inc. *                                2,200         14,388
Emdeon Corp. *                                             53,682        579,766
Entrust, Inc. *                                            30,451        137,029
First American Corp.                                        3,700        144,892
Harris Interactive, Inc. *                                 24,006        134,914
Imergent, Inc. *                                              350          3,864
Informatica Corp. *                                        13,850        215,367
Inforte Corp. *                                             2,550         11,169
Integral Systems, Inc.                                        300          8,097
Internet Capital Group, Inc. *                              2,685         25,293
Internet Security Systems, Inc. *                               1             24
Interwoven, Inc. *                                         20,000        179,800
INX, Inc. *                                                   200          1,240
JDA Software Group, Inc. *                                  9,212        133,021
Keynote Systems, Inc. *                                     3,710         42,442
Lawson Software, Inc. *                                    10,499         80,527
Lightbridge, Inc. *                                        12,694        140,903
MakeMusic!, Inc. *                                          1,870          9,948
Manatron, Inc. *                                            1,030          7,169
MapInfo Corp. *                                             9,600        134,592
Merge Technologies, Inc. *                                  4,774         76,241
Moldflow Corp. *                                            2,204         34,603
MRO Software, Inc. *                                        3,300         52,668
Ness Technologies, Inc. *                                   8,958        112,781
NetManage, Inc. *                                           5,000         30,000
NetScout Systems, Inc. *                                   12,500        113,750
Nuance Communications, Inc. *                              33,000        389,730
NWH, Inc.                                                     340          4,740
Omtool Ltd. *                                                 400          2,800
Pacific Internet Ltd. *                                     2,630         22,487
PC-Tel, Inc. *                                             10,900        103,768
PDF Solutions, Inc. *                                       3,820         72,274
Perot Systems Corp., Class A *                              8,590        133,660
Pervasive Software, Inc. *                                  4,331         17,844
Progress Software Corp. *                                   1,520         44,217
Quest Software, Inc. *                                     27,194        454,140
Radiant Systems, Inc. *                                    10,730        145,070
RealNetworks, Inc. *                                       40,513        334,232
Retalix Ltd. *                                                500         12,360
Source Interlink Cos., Inc. *                               6,679         76,141
SPSS, Inc. *                                                3,669        116,161
SSA Global Technologies, Inc. *                               643         10,307
Stellent, Inc.                                             12,300        145,878
Sybase, Inc. *                                             37,189        785,432
Sykes Enterprises, Inc. *                                   8,430        119,537
Synopsys, Inc. *                                           23,070        515,614
TechTeam Global, Inc. *                                     4,934         54,915
Tier Technologies, Inc., Class B *                          4,500         36,225
Tripos, Inc. *                                              1,660          4,897
TriZetto Group, Inc. *                                      4,450         78,276
Tyler Technologies, Inc. *                                 10,100        111,100
Witness Systems, Inc. *                                    12,195        309,753
                                                                      ----------
                                                                      11,059,537
TEXTILES & APPAREL 1.6%
--------------------------------------------------------------------------------
Albany International Corp., Class A                        11,250        428,512
Coach, Inc. *                                               5,600        193,648
Culp, Inc. *                                                3,860         18,721
Decorator Industries, Inc.                                    430          3,806
Dixie Group, Inc. *                                           276          4,129
G-III Apparel Group Ltd. *                                  1,230         13,616
Hampshire Group Ltd. *                                      2,000         40,880
Hartmarx Corp. *                                           13,420        119,572
Phillips-Van Heusen Corp.                                  13,700        523,477
Polo Ralph Lauren Corp.                                     4,400        266,684
Skechers U.S.A., Inc., Class A *                           10,120        252,292
Steven Madden Ltd. *                                        2,950        104,725
Stride Rite Corp.                                           6,870         99,478
Tandy Leather Factory, Inc. *                               3,500         24,150
The Gymboree Corp. *                                       14,458        376,486
Tommy Hilfiger Corp. *                                         10            165
Wolverine World Wide, Inc.                                    870         19,253
                                                                      ----------
                                                                       2,489,594
WHOLESALE 3.2%
--------------------------------------------------------------------------------
ADDvantage Technologies Group, Inc. *                         200          1,180
Agilysys, Inc.                                              1,200         18,072
All American Semiconductor, Inc. *                          1,910          9,913
Applied Industrial Technologies, Inc.                       4,800        214,080
Aristotle Corp. *                                             400          3,100
Arrow Electronics, Inc. *                                  23,050        743,824

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF            VALUE
SECURITY                                              SHARES               ($)
Avnet, Inc. *                                           48,650         1,234,737
Bell Microproducts, Inc. *                               8,900            54,824
BlueLinx Holdings, Inc.                                  4,820            77,120
Coast Distribution System, Inc.                          1,650            12,045
Delta Apparel, Inc.                                      3,110            55,140
Educational Development Corp.                              890             7,360
Express Scripts, Inc. *                                  9,966           876,011
Handleman Co.                                              100               960
Huttig Building Products, Inc. *                         5,580            51,950
IKON Office Solutions, Inc.                                100             1,425
Industrial Distribution Group, Inc. *                    2,527            21,353
Interline Brands, Inc. *                                 4,030           101,677
Keystone Automotive Industries, Inc. *                   5,739           242,243
Lazare Kaplan International, Inc. *                      2,230            17,394
LKQ Corp. *                                              2,872            59,766
Man Sang Holdings, Inc. *                                  200             1,162
NACCO Industries, Inc., Class A                            200            30,792
Nu Horizons Electronics Corp. *                          1,885            16,041
P & F Industries, Inc. *                                   100             1,470
Pomeroy IT Solutions, Inc. *                             5,500            45,980
Spartan Stores, Inc.                                     9,485           120,934
TESSCO Technologies, Inc. *                              1,230            22,755
Traffix, Inc.                                            5,527            31,836
Valley National Gases, Inc.                              1,100            23,551
W.W. Grainger, Inc.                                      1,570           118,300
WESCO International, Inc. *                             11,380           773,954
                                                                     -----------
                                                                       4,990,949
TOTAL COMMON STOCK
(COST $117,535,010)                                                  146,658,519
RIGHTS 0.0% of net assets

Winthrop Realty Trust, Inc.                              1,278                --
TOTAL RIGHTS
(COST $--)                                                                    --

SECURITY                                           FACE AMOUNT           VALUE
         RATE, MATURITY DATE                           ($)                ($)
SHORT-TERM INVESTMENT 5.9% of net assets

                                                        NUMBER OF        VALUE
SECURITY                                                 SHARES           ($)
REPURCHASE AGREEMENT 5.9%
--------------------------------------------------------------------------------
CTC dated 3/31/06, due 4/3/06 at 4.60% with a maturity
  value of $9,219,135 (fully collateralized by U. S.
  Treasury Bill).                                       9,215,602      9,215,602
                                                                       ---------
TOTAL SHORT-TERM INVESTMENT
(COST $9,215,602)                                                      9,215,602



END OF INVESTMENTS.

At March 31, 2006 the tax basis cost of the fund's investments was $126,850,384, and the unrealized gains and losses were $30,241,610 and ($1,217,873), respectively.

* Non-income producing security

(a) All long positions are pledged as collateral for securities sold short.

SHORT SALES 93.2% of net assets

AGRICULTURE, FOOD & BEVERAGE 2.4%
--------------------------------------------------------------------------------
Bridgford Foods Corp. *                                    200             1,237
Bunge, Ltd.                                             10,600           590,526
Coca-Cola Enterprises, Inc.                              1,900            38,646
Delta & Pine Land Co.                                    5,400           162,864
Farmer Brothers Co.                                      3,500            78,050
Gold Kist, Inc. *                                        3,430            43,355
McCormick & Co., Inc.                                   13,300           450,338
Omega Protein Corp. *                                      300             1,713
Sanderson Farms, Inc.                                    8,800           197,120
Smithfield Foods, Inc. *                                33,540           984,064
Tyson Foods, Inc., Class A                              85,580         1,175,869
Zapata Corp. *                                             750             4,545
                                                                       ---------
                                                                       3,728,327
AIRLINES 0.4%
--------------------------------------------------------------------------------
JetBlue Airways Corp. *                                 63,730           683,185

AUTOS 0.8%
--------------------------------------------------------------------------------
Accuride Corp. *                                         5,800            66,700
Gentex Corp.                                            31,800           555,228
Lear Corp. *                                            29,900           530,127
Proliance International, Inc. *                          7,600            41,496
Quantum Fuel Systems Technologies Worldwide, Inc. *        960             3,437
Tenneco Automotive, Inc. *                                  20               434
                                                                       ---------
                                                                       1,197,422
BANKS & CREDIT INSTITUTIONS 6.7%
--------------------------------------------------------------------------------
AmeriCredit Corp. *                                     46,200         1,419,726
Astoria Financial Corp.                                 39,700         1,229,112
BOK Financial Corp.                                         97             4,612
Cash Systems, Inc. *                                     4,890            33,993
CharterMac                                              16,700           339,010
Citizens Banking Corp.                                  16,000           429,600
Commerce Bancorp, Inc.                                  18,210           667,397

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF           VALUE
SECURITY                                               SHARES             ($)
E*TRADE Financial Corp. *                               77,060         2,079,079
East West Bancorp, Inc.                                  2,700           104,085
F.N.B. Corp.                                             6,200           106,020
International Bancshares Corp.                           5,555           159,595
Investors Financial Services Corp.                         120             5,624
Midwest Banc Holdings, Inc.                                480            12,451
New York Community Bancorp, Inc.                        41,520           727,430
Ocwen Financial Corp. *                                 15,900           162,498
Old National Bancorp                                    31,440           680,362
Oriental Financial Group, Inc.                          10,810           156,205
Park National Corp.                                      2,025           215,663
QC Holdings, Inc. *                                        242             3,056
State Bancorp, Inc.                                      5,200            79,508
UCBH Holdings, Inc.                                     30,181           571,025
Valley National Bancorp                                 30,460           780,385
Westamerica Bancorp                                      7,800           404,976
                                                                      ----------
                                                                      10,371,412
BASIC MINERALS & METALS 2.1%
--------------------------------------------------------------------------------
AK Steel Holding Corp. *                                51,100           766,500
American Superconductor Corp. *                         14,785           167,810
Apex Silver Mines Ltd. *                                17,950           426,312
Hecla Mining Co. *                                      55,500           366,855
Meridian Gold, Inc. *                                   30,100           892,465
OM Group, Inc. *                                        13,800           317,400
United States Steel Corp.                                4,940           299,759
Wolverine Tube, Inc. *                                   8,000            32,160
                                                                      ----------
                                                                       3,269,261
BEER, LIQUOR, & TOBACCO 0.0%
--------------------------------------------------------------------------------
Alliance One International, Inc.                         7,020            34,117
Star Scientific, Inc. *                                  5,100            15,963
                                                                      ----------
                                                                          50,080
BIOTECHNOLOGY 3.3%
--------------------------------------------------------------------------------
ABIOMED, Inc. *                                          9,135           117,842
Alexion Pharmaceuticals, Inc. *                         14,000           495,880
Applera Corp. - Celera Genomics Group *                 18,980           221,876
ARIAD Pharmaceuticals, Inc. *                           23,200           152,656
ArQule, Inc. *                                          16,000            91,840
Cell Genesys, Inc. *                                       167             1,333
CuraGen Corp. *                                          5,624            28,176
Cypress Bioscience, Inc. *                               9,400            59,220
CYTOGEN Corp. *                                          2,900            10,498
Dyax Corp. *                                            18,933           109,811
Dynavax Technologies Corp. *                            13,300            80,199
Encysive Pharmaceuticals, Inc. *                         1,500             7,335
Geron Corp. *                                           28,500           236,835
Human Genome Sciences, Inc. *                           58,098           631,525
ICOS Corp. *                                            28,653           631,799
Idenix Pharmaceuticals, Inc. *                             100             1,357
ImClone Systems, Inc. *                                  2,040            69,401
Keryx Biopharmaceuticals, Inc. *                         9,302           177,761
Kosan Biosciences, Inc. *                               12,200            71,858
Lexicon Genetics, Inc. *                                 3,700            20,498
Nabi Biopharmaceuticals *                                4,300            24,252
Neurocrine Biosciences, Inc. *                          17,000         1,097,180
Onyx Pharmaceuticals, Inc. *                            13,800           362,388
Sangamo BioSciences, Inc. *                              2,500            14,875
Seattle Genetics, Inc. *                                 3,900            20,124
Telik, Inc. *                                           21,466           415,582
                                                                      ----------
                                                                       5,152,101
CARS & TRUCKS 0.0%
--------------------------------------------------------------------------------
Wabash National Corp.                                    2,450            48,387

CELLULAR & WIRELESS 0.1%
--------------------------------------------------------------------------------
Centennial Communications Corp. *                       11,500            84,295

CHEMICALS & RUBBER 1.9%
--------------------------------------------------------------------------------
Cabot Microelectronics Corp. *                           6,400           237,440
Cooper Tire & Rubber Co.                                29,100           417,294
Cytec Industries, Inc.                                  14,900           894,149
MacDermid, Inc.                                          6,700           215,405
Minerals Technologies, Inc.                                630            36,798
The Goodyear Tire & Rubber Co. *                        70,700         1,023,736
WD-40 Co.                                                   10               309
Wellman, Inc.                                           15,600            99,216
                                                                      ----------
                                                                       2,924,347
COMMUNICATIONS UTILITIES 1.3%
--------------------------------------------------------------------------------
Cincinnati Bell, Inc. *                                  9,300            42,036
Citizens Communications Co.                                 20               265
Commonwealth Telephone Enterprises, Inc.                 3,400           117,130
Crown Media Holdings, Inc., Class A *                    4,100            25,994
EchoStar Communications Corp., Class A *                16,403           489,957
FairPoint Communications, Inc.                          13,700           189,334
IDT Corp. *                                                200             2,190
LodgeNet Entertainment Corp. *                           1,600            24,928
Mediacom Communications Corp., Class A *                13,721            78,896
NTL, Inc. *                                             29,080           846,519

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF          VALUE
SECURITY                                                SHARES            ($)
Time Warner Telecom, Inc., Class A *                      9,300          166,935
VeriSign, Inc. *                                            100            2,399
                                                                       ---------
                                                                       1,986,583
CONSTRUCTION & HOMEBUILDING 0.6%
--------------------------------------------------------------------------------
Dominion Homes, Inc. *                                      100              986
Dycom Industries, Inc. *                                 14,200          301,750
Hovnanian Enterprises, Inc., Class A *                   13,700          601,841
                                                                       ---------
                                                                         904,577
CONSTRUCTION MATERIALS 0.5%
--------------------------------------------------------------------------------
Alico, Inc.                                               1,000           45,440
Headwaters, Inc. *                                       17,480          695,529
Nanophase Technologies Corp. *                              600            4,626
                                                                       ---------
                                                                         745,595
CONSUMER DURABLES 0.2%
--------------------------------------------------------------------------------
Coachmen Industries, Inc.                                 7,500           85,350
Fleetwood Enterprises, Inc. *                            14,800          165,316
                                                                       ---------
                                                                         250,666
DRUGS & PHARMACEUTICALS 5.0%
--------------------------------------------------------------------------------
Adolor Corp. *                                           17,700          421,260
Alkermes, Inc. *                                         21,292          469,489
Amylin Pharmaceuticals, Inc. *                           34,400        1,683,880
Atherogenics, Inc. *                                      9,500          155,040
Bioenvision, Inc. *                                       3,700           26,381
CV Therapeutics, Inc. *                                  19,700          434,976
Dendreon Corp. *                                         10,800           50,868
DepoMed, Inc. *                                          18,900          123,417
Discovery Laboratories, Inc. *                           24,511          179,666
DOV Pharmaceutical, Inc. *                               11,400          182,172
DUSA Pharmaceuticals, Inc. *                              5,800           40,948
Emisphere Technologies, Inc. *                           12,000           98,640
EPIX Pharmaceuticals, Inc. *                              5,704           19,964
ImmunoGen, Inc. *                                         9,354           40,596
Indevus Pharmaceuticals, Inc. *                           5,800           35,960
Inspire Pharmaceuticals, Inc. *                          13,800           72,174
Martek Biosciences Corp. *                               13,482          442,614
Medicis Pharmaceutical Corp., Class A                     4,900          159,740
MGI Pharma, Inc. *                                          154            2,695
Myriad Genetics, Inc. *                                  13,100          341,779
Nastech Pharmaceutical Co., Inc. *                          500            9,000
Nektar Therapeutics *                                     4,380           89,264
Neose Technologies, Inc. *                                3,400            9,214
Neurogen Corp. *                                         11,035           68,307
NitroMed, Inc. *                                          2,800           23,520
NPS Pharmacuticals, Inc. *                               10,100           86,254
OrthoLogic Corp. *                                       14,528           31,961
OXiGENE, Inc. *                                             800            3,752
Par Pharmaceutical Cos, Inc. *                            6,300          177,534
PDL BioPharma, Inc. *                                    22,700          744,560
Penwest Pharmaceuticals Co. *                             9,335          202,476
Pharmacyclics, Inc. *                                    10,400           47,840
POZEN, Inc. *                                             1,770           29,559
Salix Pharmaceuticals Ltd. *                                378            6,241
Santarus, Inc. *                                          2,600           19,422
SciClone Pharmaceuticals, Inc. *                         19,273           68,805
The Medicines Co. *                                      12,900          265,353
Vertex Pharmaceuticals, Inc. *                           21,900          801,321
ZymoGenetics, Inc. *                                      5,300          114,586
                                                                       ---------
                                                                       7,781,228
ELECTRIC UTILITIES 1.9%
--------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                109,930        1,311,465
DPL, Inc.                                                12,450          336,150
Environmental Power Corp. *                               3,900           27,612
Reliant Energy, Inc. *                                  124,500        1,317,210
                                                                       ---------
                                                                       2,992,437
FINANCIAL INVESTMENTS 0.7%
--------------------------------------------------------------------------------
Acacia Research - Acacia Technologies *                   4,200           37,044
Digital Theater Systems, Inc. *                              96            1,887
Dolby Laboratories, Inc. *                               13,100          273,790
Marlin Business Services, Inc. *                          3,300           72,930
Marvel Entertainment, Inc. *                             30,700          617,684
Rent-A-Center, Inc. *                                     1,528           39,102
                                                                       ---------
                                                                       1,042,437
FOREST PRODUCTS & PAPER 2.8%
--------------------------------------------------------------------------------
Bowater, Inc.                                            25,450          752,811
Caraustar Industries, Inc. *                             11,337          116,658
Graphic Packaging Corp. *                                38,900           80,523
Longview Fibre Co.                                       17,040          440,314
Louisiana-Pacific Corp.                                  28,680          780,096
Neenah Paper, Inc.                                        6,900          225,975
Playtex Products, Inc. *                                    900            9,423
Pope & Talbot, Inc.                                       8,700           59,160
Smurfit-Stone Container Corp. *                          98,475        1,336,306
Temple-Inland, Inc.                                      11,390          509,422
Trex Co., Inc. *                                          4,000          126,800
                                                                       ---------
                                                                       4,437,488
FURNITURE & HOUSEHOLD ITEMS 1.4%
--------------------------------------------------------------------------------
Bally Technologies, Inc. *                               21,800          370,382
Constar International, Inc. *                             2,800            9,324
Fiberstars, Inc. *                                        4,300           38,786

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF           VALUE
SECURITY                                              SHARES              ($)
Jacuzzi Brands, Inc. *                                   4,980            48,953
Kinetic Concepts, Inc. *                                22,300           918,091
Rogers Corp. *                                           6,800           370,464
Russ Berrie & Co, Inc.                                   6,200            94,240
Shuffle Master, Inc. *                                   6,142           219,515
Tupperware Corp.                                         6,500           133,835
Virco Manufacturing Corp. *                              4,290            22,523
                                                                       ---------
                                                                       2,226,113
GAS & OTHER PUBLIC UTILITIES 1.0%
--------------------------------------------------------------------------------
Atmos Energy Corp.                                       2,990            78,727
El Paso Corp.                                           89,900         1,083,295
Stericycle, Inc. *                                       7,100           480,102
                                                                       ---------
                                                                       1,642,124
GOVERNMENT AIRCRAFT & DEFENSE 0.5%
--------------------------------------------------------------------------------
Allied Defense Group, Inc. *                             2,800            61,460
FLIR Systems, Inc. *                                    23,600           670,476
Innovative Solutions & Support, Inc. *                   1,623            21,099
Sturm, Ruger & Co., Inc.                                 5,300            42,294
                                                                       ---------
                                                                         795,329
HEALTH CARE & HOSPITAL 0.8%
--------------------------------------------------------------------------------
Alliance Imaging, Inc. *                                   100               644
AMERIGROUP Corp. *                                      11,850           249,324
Apria Healthcare Group, Inc. *                          22,300           512,454
Array BioPharma, Inc. *                                 16,000           146,240
Enzo Biochem, Inc. *                                    13,500           182,250
LCA-Vision, Inc.                                            71             3,558
Odyssey Healthcare, Inc. *                                  44               757
Tenet Healthcare Corp. *                                10,900            80,442
VistaCare, Inc., Class A *                               6,000            93,000
                                                                       ---------
                                                                       1,268,669
INFORMATION & SERVICES 3.3%
--------------------------------------------------------------------------------
Arbinet-thexchange, Inc. *                               3,100            22,816
Clark, Inc.                                              4,940            58,342
Corinthian Colleges, Inc. *                             20,168           290,419
Cross Country Healthcare, Inc. *                           100             1,936
deCODE genetics, Inc. *                                 25,200           218,484
DeVry, Inc. *                                           24,900           566,973
DiamondCluster International, Inc., Class A *           14,923           159,676
Exact Sciences Corp. *                                     500             1,535
Exelixis, Inc. *                                        36,800           441,968
GP Strategies Corp. *                                    2,165            15,328
Intersections, Inc. *                                    1,800            20,358
iPayment Holdings, Inc. *                                5,700           244,245
Iron Mountain, Inc. *                                    6,590           268,477
Jupitermedia Corp. *                                     9,700           174,406
KFX, Inc. *                                             24,000           436,800
Learning Tree International, Inc. *                        700             8,484
Maxygen, Inc. *                                         13,100           108,468
MTC Technologies, Inc. *                                 2,000            55,980
NetRatings, Inc. *                                       6,300            83,475
Nuvelo, Inc. *                                          19,171           341,627
PDI, Inc. *                                              7,100            82,857
PeopleSupport, Inc. *                                    7,200            70,560
Regeneron Pharmaceuticals, Inc. *                           72             1,197
Rentech, Inc. *                                         50,700           220,545
Senomyx, Inc. *                                         12,000           197,520
Strayer Education, Inc.                                  1,800           184,068
Syntroleum Corp. *                                      15,900           131,493
The Advisory Board Co. *                                 4,709           262,621
The Geo Group, Inc. *                                    1,300            43,342
Total System Services, Inc.                              2,200            43,824
Universal Technical Institute, Inc. *                    3,100            93,310
Viad Corp.                                              10,660           365,425
                                                                       ---------
                                                                       5,216,559
INSTRUMENTS 4.8%
--------------------------------------------------------------------------------
Adeza Biomedical Corp. *                                   435             9,192
Align Technology, Inc. *                                27,700           254,009
Beckman Coulter, Inc.                                   20,000         1,091,400
Biosite, Inc. *                                          6,200           321,966
Caliper Life Sciences, Inc. *                            2,700            17,280
Cardiac Science Corp. *                                 10,200            93,126
Catapult Communications Corp. *                          1,777            23,634
Cepheid, Inc. *                                         20,400           186,864
Conceptus, Inc. *                                       13,600           178,296
Conmed Corp. *                                           3,800            72,770
Conor Medsystems, Inc. *                                 4,400           129,360
CryoLife, Inc. *                                         1,300             5,720
CyberOptics Corp. *                                         63               943
Daxor Corp. *                                              300             5,718
Dexcom, Inc. *                                           7,581           153,667
Dionex Corp. *                                           8,778           539,671
Endologix, Inc. *                                       16,302            77,435
Faro Technologies, Inc. *                                4,284            61,047
FormFactor, Inc. *                                       3,142           123,543
I-Flow Corp. *                                           4,800            63,936
IntraLase Corp. *                                        6,700           155,440
Intuitive Surgical, Inc. *                              13,300         1,569,400
Laserscope *                                             5,000           118,250
Luminex Corp. *                                         12,000           178,320
Measurement Specialties, Inc. *                          6,200           162,130

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF          VALUE
SECURITY                                               SHARES             ($)
Merit Medical Systems, Inc. *                             1,300           15,613
NMT Medical, Inc. *                                       5,730           92,711
North American Scientific, Inc. *                         2,200            5,170
OraSure Technologies, Inc. *                             11,800          121,540
Osteotech, Inc. *                                         7,500           32,850
RAE Systems, Inc. *                                       3,900           13,923
Regeneration Technologies, Inc. *                        11,410           89,112
STAAR Surgical Co. *                                      4,100           36,777
ThermoGenesis Corp. *                                    11,800           47,790
TriPath Imaging, Inc. *                                     100              698
Varian, Inc. *                                           15,000          617,700
Waters Corp. *                                           16,480          711,112
Wright Medical Group, Inc. *                              4,600           90,850
                                                                       ---------
                                                                       7,468,963
INSURANCE 3.7%
--------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                            31,900          786,654
ChoicePoint, Inc. *                                      28,200        1,261,950
Hilb, Rogal & Hobbs Co.                                   5,240          215,993
IPC Holdings Ltd.                                        14,337          402,153
Molina Healthcare, Inc. *                                 5,200          174,044
PMA Capital Corp., Class A *                              7,500           76,350
Progressive Gaming International Corp. *                 14,800          141,636
RenaissanceRe Holdings Ltd.                               4,300          187,566
Transatlantic Holdings, Inc.                             11,770          687,956
United Fire & Casualty Co.                                1,070           35,203
White Mountains Insurance Group Ltd.                        900          535,050
Willis Group Holdings Ltd.                               35,300        1,209,378
                                                                       ---------
                                                                       5,713,933
IT HARDWARE 5.2%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                           38,798          992,841
Altera Corp. *                                           29,000          598,560
Avaya, Inc. *                                           110,100        1,244,130
Avici Systems, Inc. *                                     1,600            7,120
Cherokee International Corp. *                            1,800            9,180
Ditech Communications Corp. *                             6,400           66,880
Entegris, Inc. *                                          5,859           62,340
ESS Technology, Inc. *                                    7,100           23,572
Integrated Silicon Solutions, Inc. *                     10,500           69,720
International DisplayWorks, Inc. *                       16,700          109,385
Intervoice, Inc. *                                       17,700          152,397
Kemet Corp. *                                             3,100           29,357
Leadis Technology, Inc. *                                 8,500           48,280
LTX Corp. *                                               1,700            9,180
Merix Corp. *                                            10,346          127,256
Metalink Ltd. *                                           3,100           15,841
Micro Linear Corp. *                                      2,200            4,202
Microchip Technology, Inc.                               14,295          518,909
Monolithic Power Systems *                                1,129           21,045
O2Micro International Ltd. - ADR *                        3,200           34,016
Planar Systems, Inc. *                                    1,300           21,996
Plantronics, Inc.                                         3,260          115,502
PMC - Sierra, Inc. *                                     30,000          368,700
Power Integrations, Inc. *                                8,285          205,302
Power-One, Inc. *                                        14,700          105,840
QLogic Corp. *                                           62,200        1,203,570
Rambus, Inc. *                                           18,027          709,182
Semtech Corp. *                                           2,100           37,569
Sigmatel, Inc. *                                         16,277          142,261
Silicon Laboratories, Inc. *                                 92            5,055
Synaptics, Inc. *                                         9,700          213,303
Tessera Technologies, Inc. *                             19,729          632,906
Universal Display Corp. *                                 6,600           94,908
Vicor Corp.                                               1,032           20,361
Vyyo, Inc. *                                              4,300           31,218
                                                                       ---------
                                                                       8,051,884
LAND & WATER TRANSPORTATION 1.6%
--------------------------------------------------------------------------------
General Maritime Corp.                                   15,760          525,438
Heartland Express, Inc.                                  18,600          405,294
Kansas City Southern *                                   17,630          435,461
Quality Distribution, Inc. *                              9,210          120,006
Rural/Metro Corp. *                                       7,970           62,804
Sea Containers Ltd., Class A                             13,900          100,219
Sirva, Inc. *                                            11,100           94,683
Teekay Shipping Corp.                                    21,750          806,273
Trailer Bridge, Inc. *                                    1,070            9,999
                                                                       ---------
                                                                       2,560,177
METAL PRODUCTS & MACHINERY 5.1%
--------------------------------------------------------------------------------
Actuant Corp., Class A                                    1,700          104,074
AGCO Corp. *                                              8,980          186,245
Ball Corp.                                               19,280          845,043
Bucyrus International, Inc., Class A                         23            1,084
Donaldson Co., Inc.                                      29,580          999,508
Energizer Holdings, Inc. *                                7,700          408,100
Environmental Tectonics Corp. *                           2,000           10,030
Federal Signal Corp.                                     16,960          313,760
Global Power Equipment Group, Inc. *                     16,600           63,910
Graco, Inc.                                              14,280          648,741
GrafTech International, Ltd. *                           36,900          225,090
Lindsay Manufacturing Co.                                 3,940          106,735
Littelfuse, Inc. *                                        8,218          280,480
NL Industries, Inc.                                       1,870           19,878
Pentair, Inc.                                            13,800          562,350
Plug Power, Inc. *                                       25,000          125,000
Spectrum Brands, Inc. *                                  15,210          330,361

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF           VALUE
SECURITY                                               SHARES             ($)
Terex Corp. *                                           17,400         1,378,776
Ultralife Batteries, Inc. *                              7,000            89,950
Zebra Technologies Corp., Class A *                     26,956         1,205,472
                                                                      ----------
                                                                       7,904,587
MISCELLANEOUS FINANCE 0.8%
--------------------------------------------------------------------------------
CKX, Inc. *                                             11,100           145,077
eSPEED, Inc., Class A *                                  8,898            70,917
First Albany Companies, Inc. *                           8,560            48,193
GAMCO Investors, Inc., Class A                           3,500           139,825
Waddell & Reed Financial, Inc., Class A                 33,900           783,090
Westwood Holdings Group, Inc.                              200             3,950
                                                                      ----------
                                                                       1,191,052
OIL & COAL RESOURCES 1.4%
--------------------------------------------------------------------------------
Clayton Williams Energy, Inc. *                          1,660            67,927
Equitable Resources, Inc.                               21,280           776,933
FX Energy, Inc. *                                       17,500            91,525
Infinity Energy Resources, Inc. *                        1,045             8,120
MarkWest Hydrocarbon, Inc.                               1,860            42,594
Pioneer Natural Resources Co.                            9,700           429,225
Stone Energy Corp. *                                       700            30,891
The Houston Exploration Co. *                           12,840           676,668
                                                                      ----------
                                                                       2,123,883
OIL DISTRIBUTION 0.8%
--------------------------------------------------------------------------------
Cheniere Energy, Inc. *                                 22,070           895,380
Kinder Morgan Management, LLC *                          8,158           358,952
                                                                      ----------
                                                                       1,254,332
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 2.3%
--------------------------------------------------------------------------------
Avid Technology, Inc. *                                 15,400           669,284
Diebold, Inc.                                            4,680           192,348
Dot Hill Systems Corp. *                                 2,400            17,040
Echelon Corp. *                                         13,988           132,047
Immersion Corp. *                                       11,770           102,163
Interlink Electronics, Inc. *                            6,900            21,114
Mobility Electronics, Inc. *                            13,200           109,956
NCR Corp. *                                             37,740         1,577,155
Network Appliance, Inc. *                                6,764           243,707
Symbol Technologies, Inc.                               35,850           379,293
X-Rite, Inc.                                            10,210           135,589
                                                                      ----------
                                                                       3,579,696
PUBLISHING, BROADCASTING & CINEMA 2.2%
--------------------------------------------------------------------------------
Dow Jones & Co., Inc.                                    1,900            74,670
DreamWorks Animation SKG, Inc., Class A *               19,100           505,195
Fisher Communications, Inc. *                            1,300            58,175
Journal Communications, Inc., Class A                      100             1,240
Journal Register Co.                                    17,200           209,496
Nexstar Broadcasting Group, Inc., Class A *             13,020            67,704
R.H. Donnelley Corp. *                                  11,100           646,353
Saga Communications, Inc., Class A *                       900             8,703
Spanish Broadcasting System, Class A *                   9,300            51,429
The E.W. Scripps Co., Class A                           17,900           800,309
The New York Times Co., Class A                         40,800         1,032,648
Young Broadcasting, Inc., Class A *                      3,800            12,920
                                                                      ----------
                                                                       3,468,842
REAL ESTATE DEVELOPMENT 1.0%
--------------------------------------------------------------------------------
Forest City Enterprises, Inc., Class A                  25,960         1,224,014
Reading International, Inc., Class A *                   3,800            30,818
Service Corp. International                             24,380           190,164
Tejon Ranch Co. *                                        1,400            68,418
                                                                      ----------
                                                                       1,513,414
REAL ESTATE INVESTMENT TRUSTS 7.9%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A          31,600         1,482,040
AvalonBay Communities, Inc.                             11,340         1,237,194
Boston Properties, Inc.                                 18,300         1,706,475
BRE Properties, Class A                                 10,200           571,200
Essex Property Trust, Inc.                              10,000         1,087,300
General Growth Properties, Inc.                          3,340           163,226
Glimcher Realty Trust                                   15,400           437,360
Global Signal, Inc.                                      7,000           344,400
Kilroy Realty Corp.                                      8,900           687,614
Plum Creek Timber Co., Inc.                             38,600         1,425,498
Realty Income Corp.                                      4,140           100,229
Tanger Factory Outlet Centers, Inc.                     13,900           478,299
The Mills Corp.                                         24,300           680,400
United Dominion Realty Trust, Inc.                      51,700         1,475,518
Washington Real Estate Investment Trust                 10,196           370,319
                                                                      ----------
                                                                      12,247,072

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF           VALUE
SECURITY                                               SHARES             ($)
RESTAURANTS, HOTELS & THEATERS 2.8%
--------------------------------------------------------------------------------
Applebee's International, Inc.                           9,319           228,781
Bally Total Fitness Holding Corp. *                      5,350            50,130
Blockbuster, Inc., Class A                              26,600           105,602
Buca, Inc. *                                            10,230            51,866
Century Casinos, Inc. *                                  1,600            17,024
CKE Restaurants, Inc.                                    7,960           138,504
Landry's Restaurants, Inc.                               5,310           187,602
Las Vegas Sands Corp. *                                 20,300         1,150,198
Magna Entertainment Corp., Class A *                     8,800            59,752
Nevada Gold & Casinos, Inc. *                            2,100            19,719
P.F. Chang's China Bistro, Inc. *                          400            19,716
Red Robin Gourmet Burgers, Inc. *                        6,770           319,544
The Cheesecake Factory, Inc. *                          14,835           555,571
Westwood One, Inc.                                      21,875           241,500
Wynn Resorts Ltd. *                                     14,900         1,145,065
                                                                      ----------
                                                                       4,290,574
RETAIL 5.3%
--------------------------------------------------------------------------------
99 Cents Only Stores *                                  12,000           162,720
Big 5 Sporting Goods Corp.                               3,910            76,558
Bombay Company, Inc. *                                   4,800            15,840
CarMax, Inc. *                                          33,300         1,088,244
CDW Corp.                                                  300            17,655
Celebrate Express, Inc. *                                3,977            50,110
Design Within Reach, Inc. *                              3,852            21,918
Family Dollar Stores, Inc.                              16,900           449,540
Hot Topic, Inc. *                                       12,682           183,889
Jo-Ann Stores, Inc. *                                   11,800           158,828
New York & Co., Inc. *                                   6,000            89,640
Pathmark Stores, Inc. *                                 24,100           252,086
PETCO Animal Supplies, Inc. *                            9,885           232,989
PETsMART, Inc.                                          48,190         1,356,067
Pier 1 Imports, Inc.                                    35,600           413,316
Priceline.com, Inc. *                                   12,000           298,080
PriceSmart, Inc. *                                      12,029            95,871
RadioShack Corp.                                        57,880         1,113,032
Ross Stores, Inc.                                       13,700           399,903
Saks, Inc. *                                               545            10,519
The Pep Boys-Manny, Moe & Jack                          25,700           388,327
Tiffany & Co.                                           33,200         1,246,328
ValueVision Media, Inc., Class A *                       4,994            63,823
West Marine, Inc. *                                      6,995           104,995
                                                                      ----------
                                                                       8,290,278
SOAPS & COSMETICS 0.6%
--------------------------------------------------------------------------------
Clorox Co.                                              15,680           938,448

SOFTWARE 7.0%
--------------------------------------------------------------------------------
Accelrys, Inc. *                                           100               727
ActivIdentity Corp. *                                   10,354            43,383
Activision, Inc. *                                      89,857         1,239,128
Altiris, Inc. *                                          8,400           184,884
AsiaInfo Holdings, Inc. *                                  800             4,000
BEA Systems, Inc. *                                      2,800            36,764
Blackboard, Inc. *                                       9,000           255,690
Cogent, Inc. *                                          11,200           205,408
Corillian Corp. *                                        4,700            18,283
CoStar Group, Inc. *                                     5,100           264,639
CSG Systems International, Inc. *                          200             4,652
Dendrite International, Inc. *                          19,700           268,905
Digimarc Corp. *                                         8,142            60,821
Digital River, Inc. *                                   10,387           452,977
Epicor Software Corp. *                                 18,671           250,752
eResearch Technology, Inc. *                            22,900           329,531
Infospace, Inc. *                                       13,837           386,744
Intergraph Corp. *                                       7,244           301,785
Jack Henry & Associates, Inc.                           10,120           231,444
Kanbay International, Inc. *                            11,400           173,964
Kronos, Inc. *                                          13,840           517,478
National Instruments Corp.                              23,428           764,221
NAVTEQ Corp. *                                          27,300         1,382,745
NetIQ Corp. *                                           20,800           231,920
Novell, Inc. *                                          83,894           644,306
Open Solutions, Inc. *                                   8,600           234,866
Packeteer, Inc. *                                       16,692           193,627
Parametric Technology Corp. *                           55,987           914,268
PlanetOut, Inc. *                                        1,300            13,195
SM&A *                                                   2,600            16,900
Sohu.com, Inc. *                                         6,700           178,823
SupportSoft, Inc. *                                      5,200            23,036
Take-Two Interactive Software, Inc. *                   33,723           629,271
Unisys Corp. *                                          44,700           307,983
Verint Systems, Inc. *                                   2,600            91,962
                                                                      ----------
                                                                      10,859,082
TEXTILES & APPAREL 1.1%
--------------------------------------------------------------------------------
Ashworth, Inc. *                                         6,490            64,445
Cintas Corp.                                            16,200           690,444
Columbia Sportswear Co. *                                6,600           351,978
K-Swiss, Inc., Class A                                   9,284           279,820
Kellwood Co.                                            11,500           360,985
                                                                      ----------
                                                                       1,747,672
WHOLESALE 1.9%
--------------------------------------------------------------------------------
Audiovox Corp. *                                         2,300            27,462
Cantel Medical Corp. *                                   5,400            88,506

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF           VALUE
SECURITY                                               SHARES             ($)
Nash Finch Co.                                           6,200           185,380
NuCo2, Inc. *                                            1,770            56,180
Owens & Minor, Inc.                                        200             6,554
Park-Ohio Holdings Corp. *                               2,900            57,884
Patterson Cos., Inc. *                                  40,865         1,438,448
ScanSource, Inc. *                                       4,800           289,968
Stewart & Stevenson Services, Inc.                       2,750           100,320
United Natural Foods, Inc. *                            19,272           673,942
                                                                       ---------
                                                                       2,924,644


END OF SHORT SALE POSITIONS.

* Non-income producing security

ITEM 2. CONTROLS AND PROCEDURES.

(a)Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, Daniel Kern, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Laudus Variable Insurance Trust

By: /s/ Evelyn Dilsaver
      Evelyn Dilsaver
      President & Chief Executive Officer

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Evelyn Dilsaver
      Evelyn Dilsaver
      President & Chief Executive Officer

Date: May 22, 2006

By: /s/  Daniel Kern
      Daniel Kern
      Principal Financial Officer

Date: May 22, 2006